Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2023
Cost	287,413	46,706	75,873	409,992
Accumulated depreciation	(66,677)	(35,094)	(54,939)	(156,710)
Net book amount	220,736	11,612	20,934	253,282
Six months ended 31 December 2023
Opening net book amount	220,736	11,612	20,934	253,282
Additions	2,783	1,872	4,785	9,440
Depreciation charge	(1,743)	(2,455)	(3,278)	(7,476)
Closing net book amount	221,776	11,029	22,441	255,246
At 31 December 2023
Cost	290,196	48,578	80,658	419,432
Accumulated depreciation	(68,420)	(37,549)	(58,217)	(164,186)
Net book amount	221,776	11,029	22,441	255,246

At 1 July 2022
Cost	281,377	39,562	75,394	396,333
Accumulated depreciation	(63,261)	(34,293)	(56,118)	(153,672)
Net book amount	218,116	5,269	19,276	242,661
Six months ended 31 December 2022
Opening net book amount	218,116	5,269	19,276	242,661
Additions	1,884	1,167	3,649	6,700
Depreciation charge	(1,703)	(1,330)	(2,894)	(5,927)
Closing net book amount	218,297	5,106	20,031	243,434
At 31 December 2022
Cost	283,261	40,729	79,043	403,033
Accumulated depreciation	(64,964)	(35,623)	(59,012)	(159,599)
Net book amount	218,297	5,106	20,031	243,434